Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 44,560,277	$ 6,989,080	¥ 127,238,346	¥ 193,845,889
Net cash used in investing activities	(49,269,310)	(7,727,671)	(109,815,861)	(126,445,437)
Net cash (used in) provided by financing activities	2,929,456	459,472	(50,000)	(40,770,037)
Effect of exchange rate on cash and cash equivalents	(1,061,729)	(166,527)	1,479,386	(327,988)
Net increase in cash and cash equivalents	(2,841,306)	(445,646)	18,851,871	26,302,427
Cash and cash equivalents, beginning of year	59,249,721	9,293,053	40,397,850	14,095,423
Cash, cash equivalents and restricted cash, end of year	¥ 56,408,415	$ 8,847,407	¥ 59,249,721	¥ 40,397,850